Concentrations (Details) - Schedule of concentration risks ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)		Jun. 30, 2022 USD ($)		Jun. 30, 2021 CNY (¥)		Jun. 30, 2020 CNY (¥)
Concentration Risk [Line Items]
Total net revenues	¥ 83,253		$ 12,430		¥ 151,987		¥ 77,414
Net revenues, percentage	44.10%		44.10%		79.50%		59.80%
Company A [Member]
Concentration Risk [Line Items]
Total net revenues	¥ 35,611		$ 5,317		¥ 29,264			[1]
Net revenues, percentage	18.90%		18.90%		15.30%			[1]
Company B [Member]
Concentration Risk [Line Items]
Total net revenues	¥ 47,642		$ 7,113		¥ 122,723		¥ 45,921
Net revenues, percentage	25.20%		25.20%		64.20%		35.50%
Company C [Member]
Concentration Risk [Line Items]
Total net revenues		[1]		[1]		[1]	¥ 14,703
Net revenues, percentage		[1]		[1]		[1]	11.30%
Company D [Member]
Concentration Risk [Line Items]
Total net revenues		[1]		[1]		[1]	¥ 16,790
Net revenues, percentage		[1]		[1]		[1]	13.00%

[1]	represented less than 10% of total net revenues for the year then ended.